Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Loss for the year	$ (19,599)		$ (13,551)	$ (9,196)
Adjustments to profit and loss items:
Profit from discontinued operation	0		0	(80)
Depreciation and amortization	1,272		1,238	1,090
Share-based compensation	1,946		1,673	1,322
Revaluation of warrants accounted at fair value	8,977		0	0
Issuance expenses of warrants through profit and loss	1,911		0	0
Revaluation of liabilities in respect of IIA grants	(132)		919	828
Revaluation of liabilities in respect of TEVA	533		590	(433)
Revaluation of lease liabilities	(109)		188	305
Increase in severance pay liability, net	109		13	33
Net financing income	(74)		(11)	(297)
Un-realized foreign currency loss (gain)	525		(137)	(211)
Adjustments to profit and loss items, total	14,958		4,473	2,557
Changes in asset and liability items:
Decrease (increase) in trade receivables	(7,582)		929	1,386
Decrease (increase) in inventories	(721)		257	141
Decrease (increase) in other receivables	364		(763)	(13)
Increase (decrease) in trade payables and accrued expenses	414		1,723	(1,096)
Increase (decrease) in other payables and deferred revenues	281		(1,984)	(479)
Changes in asset and liability items, total	(7,244)		162	(61)
Net cash used in continuing operating activities	(11,885)		(8,916)	(6,700)
Net cash used in discontinued operating activities	0		0	(195)
Net cash used in operating activities	(11,885)		(8,916)	(6,895)
Cash Flows from Investing Activities:
Purchase of property and equipment	(555)		(489)	(923)
Interest received	74		35	274
Proceeds from short term bank deposits, net	0		4,002	18,034
Net cash (used in) provided by investing activities	(481)		3,548	17,385
Cash Flows from Financing Activities:
Repayment of leases liabilities	(701)		(693)	(508)
Proceeds from exercise of options		[1]	3		[1]
Proceeds from exercise of pre-funded warrants	10		0	0
Proceeds from issuance of shares and warrants, net	38,380		0	0
Repayment of IIA grants, net	(258)		(360)	(121)
Repayment of liabilities in respect of TEVA	(1,667)		0	0
Net cash provided by (used in) continuing financing activities	35,764		(1,050)	(629)
Exchange rate differences on cash and cash equivalent balances	(549)		88	273
Increase (decrease) in cash and cash equivalents from continuing activities	22,849		(6,330)	10,329
Decrease in cash and cash equivalents from discontinued activities	0		0	(195)
Balance of cash and cash equivalents at the beginning of the year	11,046		17,376	7,242
Balance of cash and cash equivalents at the end of the year	33,895		11,046	17,376
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability	$ 117		$ 155	$ 261

[1]	Represents an amount lower than $1